Schedule of Investments (unaudited)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
AAR Corp.(a)	16,365	$ 2,115,831
AeroVironment, Inc.(a)	473	70,169
AIRO Group Holdings, Inc.(a)	2,382	18,151
Applied Aerospace & Defense, Inc.(a)	10,253	135,340
Archer Aviation, Inc., Class A(a)(b)	541,529	3,130,038
Astronics Corp.(a)	73,928	5,446,276
Carpenter Technology Corp.	12,630	6,017,185
Ducommun, Inc.(a)	176,013	30,172,148
Firefly Aerospace, Inc.(a)	62,616	1,322,450
Huntington Ingalls Industries, Inc.	13,208	3,846,170
Intuitive Machines, Inc., Class A(a)	253,499	3,893,745
Kratos Defense & Security Solutions, Inc.(a)	173,483	8,844,163
Leonardo DRS, Inc.	71,838	2,729,844
Mercury Systems, Inc.(a)	151,306	13,213,553
Moog, Inc., Class A	47,193	17,532,199
Park Aerospace Corp.	1,891	61,533
Redwire Corp.(a)	260,234	2,784,504
Sidus Space, Inc., Class A(a)(b)	683,049	1,482,216
Voyager Technologies, Inc., Class A(a)	64,667	2,174,751
VSE Corp.	32,425	6,766,449
		111,756,715
Air Freight & Logistics — 0.2%
Forward Air Corp.(a)	375,943	6,391,031
GXO Logistics, Inc.(a)(b)	109,654	5,233,785
		11,624,816
Automobile Components — 1.3%
Adient PLC(a)	318,175	6,035,780
BorgWarner, Inc.	209,327	13,430,420
Cooper-Standard Holdings, Inc.(a)	71,938	1,926,500
Dana, Inc.	662,145	19,851,107
Dauch Corp.(a)	750,222	4,696,390
Goodyear Tire & Rubber Co. (The)(a)	44,732	280,470
LCI Industries	24,201	2,435,347
Lear Corp.	66,172	8,270,838
Patrick Industries, Inc.	41,654	3,403,965
QuantumScape Corp., Class A(a)(b)	691,607	3,866,083
Standard Motor Products, Inc.	220,830	8,329,707
		72,526,607
Automobiles — 0.0%
Winnebago Industries, Inc.	28,646	861,958
Banks — 10.3%
1st Source Corp.	126,146	10,801,882
Amalgamated Financial Corp.	403,284	19,385,862
Ameris Bancorp	127,039	10,703,036
Associated Banc-Corp.	626,668	19,182,307
Axos Financial, Inc.(a)	76,264	7,381,592
Banc of California, Inc.	397,341	7,398,489
Bank of Hawaii Corp.	57,229	4,345,398
Bank of Marin Bancorp	89,877	2,388,931
Bank7 Corp.	29,892	1,535,253
BankUnited, Inc.	48,180	2,197,008
BOK Financial Corp.	36,214	4,928,001
Byline Bancorp, Inc.	256,167	9,713,853
Capital City Bank Group, Inc.	183,819	9,279,183
Carter Bankshares, Inc.	17,486	546,263
Chemung Financial Corp.	61,928	5,020,503
Coastal Financial Corp.(a)	8,535	402,084
Colony Bankcorp, Inc.	289,590	6,124,828
Community Trust Bancorp, Inc.	86,590	6,592,097
Security	Shares	Value
Banks (continued)
Community West Bancshares	189,517	$ 4,914,176
ConnectOne Bancorp, Inc.	189,211	5,948,794
Cullen/Frost Bankers, Inc.	39,138	6,296,130
Customers Bancorp, Inc.(a)	39,848	3,115,317
Enterprise Financial Services Corp.	189,666	11,992,581
First Busey Corp.	264,826	7,971,263
First Business Financial Services, Inc.	132,533	9,260,081
First Community Bankshares, Inc.	58,898	2,855,964
First Financial Bankshares, Inc.	347,216	11,537,988
First Financial Corp.	140,163	10,971,960
First Hawaiian, Inc.	289,931	7,425,133
First Horizon Corp.	742,854	18,066,209
First Internet Bancorp	60,828	1,663,037
First Mid Bancshares, Inc.	84,805	4,219,897
First United Corp.	33,648	1,443,499
FNB Corp.	755,333	13,769,721
Glacier Bancorp, Inc.	140,222	6,493,681
Hancock Whitney Corp.	51,291	3,820,667
HBT Financial, Inc.	174,726	6,199,278
Home BancShares, Inc.	219,906	6,478,431
HomeTrust Bancshares, Inc.	145,599	6,761,618
Hope Bancorp, Inc.	169,402	2,336,054
Horizon Bancorp, Inc.	735,286	14,279,254
Independent Bank Corp.	162,864	5,942,907
International Bancshares Corp.	17,766	1,246,463
Investar Holding Corp.	99,106	2,986,064
Kearny Financial Corp.	897,854	8,861,819
Lakeland Financial Corp.	15,090	891,668
Live Oak Bancshares, Inc.	277,201	10,918,947
Mercantile Bank Corp.	25,831	1,543,661
Metropolitan Bank Holding Corp.	31,472	2,857,028
Midland States Bancorp, Inc.	326,651	10,710,886
National Bank Holdings Corp., Class A	52,603	2,171,978
Nicolet Bankshares, Inc.	58,535	9,912,317
Northrim BanCorp, Inc.	404,823	10,351,324
OceanFirst Financial Corp.	806,229	15,189,354
Old National Bancorp	1,403,342	35,897,488
Orange County Bancorp, Inc.	258,259	9,800,929
Origin Bancorp, Inc.	32,470	1,725,131
Park National Corp.	53,716	10,490,198
Peapack-Gladstone Financial Corp.	110,084	4,914,150
Peoples Bancorp, Inc.	168,057	6,616,404
Primis Financial Corp.	160,469	2,551,457
Prosperity Bancshares, Inc.	25,753	1,842,885
Provident Financial Services, Inc.	238,876	5,589,698
Republic Bancorp, Inc., Class A	21,294	1,991,202
Seacoast Banking Corp. of Florida	10,045	341,078
Shore Bancshares, Inc.	214,187	4,917,733
Sierra Bancorp	77,354	3,064,765
SmartFinancial, Inc.	52,944	2,676,319
South Plains Financial, Inc.	88,683	3,866,579
Southern First Bancshares, Inc.(a)(b)	55,982	3,434,496
Southern Missouri Bancorp, Inc.	117,769	8,666,621
SouthState Bank Corp.	122,618	12,861,402
Tompkins Financial Corp.	34,997	3,398,909
Trustmark Corp.	80,757	3,708,361
UMB Financial Corp.	225,125	31,884,454
United Community Banks, Inc.	160,966	5,608,055
Univest Financial Corp.	194,172	8,062,021
Washington Trust Bancorp, Inc.	234,515	9,176,572

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Western Alliance Bancorp	61,094	$ 4,773,274
Wintrust Financial Corp.	15,259	2,294,343
		569,486,243
Biotechnology — 9.9%
4D Molecular Therapeutics, Inc.(a)	195,102	2,752,889
Absci Corp.(a)	185,444	1,676,414
ACADIA Pharmaceuticals, Inc.(a)	396,620	11,466,284
ADMA Biologics, Inc.(a)	329,079	3,090,052
Agios Pharmaceuticals, Inc.(a)	248,479	8,368,773
Alkermes PLC(a)	316,912	14,891,695
Allogene Therapeutics, Inc.(a)	1,764,468	3,528,936
Altimmune, Inc.(a)(b)	1,361,804	4,235,210
ALX Oncology Holdings, Inc.(a)	3,057	5,900
AnaptysBio, Inc.(a)	932	53,152
Apogee Therapeutics, Inc.(a)	48,014	6,485,731
Arcturus Therapeutics Holdings, Inc.(a)	9,524	140,574
Arcus Biosciences, Inc.(a)	130,753	3,828,448
Arcutis Biotherapeutics, Inc.(a)	360,909	8,650,989
Ardelyx, Inc.(a)(b)	1,719,454	6,499,536
Arrowhead Pharmaceuticals, Inc.(a)	12,491	1,029,133
ARS Pharmaceuticals, Inc.(a)	65	390
Assembly Biosciences, Inc.(a)	18,898	635,540
Atrium Therapeutics, Inc.(a)	25,051	333,679
Aurinia Pharmaceuticals, Inc.(a)	1,657	26,694
Beam Therapeutics, Inc.(a)	117,674	3,463,146
BioCryst Pharmaceuticals, Inc.(a)	858,801	8,330,370
Biohaven Ltd.(a)	444,282	6,784,186
Black Diamond Therapeutics, Inc.(a)	9,802	20,584
Cabaletta Bio, Inc.(a)	3,114	9,684
CareDx, Inc.(a)	1,983	99,368
Caribou Biosciences, Inc.(a)	14,568	22,435
Caris Life Sciences, Inc.(a)	123,435	3,146,358
Celcuity, Inc.(a)	61,432	5,471,134
Celldex Therapeutics, Inc.(a)	256,436	10,162,559
CG oncology, Inc.(a)	64,476	4,846,016
Cogent Biosciences, Inc.(a)	151,306	5,295,710
Coherus Oncology, Inc.(a)(b)	927,830	1,252,570
Corbus Pharmaceuticals Holdings, Inc.(a)	3,610	39,385
Corvus Pharmaceuticals, Inc.(a)	134,577	1,889,461
Crescent Biopharma, Inc.(a)	1,540	25,564
CRISPR Therapeutics AG(a)(b)	107,271	6,112,302
Cytokinetics, Inc.(a)	218,842	15,518,086
Denali Therapeutics, Inc.(a)	295,473	7,020,438
Dianthus Therapeutics, Inc.(a)(b)	36,166	3,819,491
Dyne Therapeutics, Inc.(a)	151,407	3,850,280
Editas Medicine, Inc.(a)	21,903	67,023
Eledon Pharmaceuticals, Inc.(a)	48,612	144,864
Enanta Pharmaceuticals, Inc.(a)	125,341	1,670,795
Entrada Therapeutics, Inc.(a)	10,826	76,323
Erasca, Inc.(a)(b)	193,587	3,461,336
Evommune, Inc.(a)	695	8,799
Exelixis, Inc.(a)	55,849	3,051,589
Fate Therapeutics, Inc.(a)(b)	1,571,312	3,755,436
Fennec Pharmaceuticals, Inc.(a)	7,993	98,714
GRAIL, Inc.(a)(b)	36,665	2,910,101
Ideaya Biosciences, Inc.(a)	253,491	10,164,989
ImmunityBio, Inc.(a)	235,064	1,868,759
Immunome, Inc.(a)	13,685	375,106
Immunovant, Inc.(a)	30,810	1,257,664
Intellia Therapeutics, Inc.(a)	611,105	7,779,367
Ionis Pharmaceuticals, Inc.(a)	82,431	4,975,535
Iovance Biotherapeutics, Inc.(a)(b)	1,082,263	8,842,089
Security	Shares	Value
Biotechnology (continued)
Ironwood Pharmaceuticals, Inc., Class A(a)	1,076,693	$ 4,575,945
Janux Therapeutics, Inc.(a)	340,786	6,209,121
Keros Therapeutics, Inc.(a)	458,761	5,083,072
Kiniksa Pharmaceuticals International PLC(a)	7,250	570,067
Kodiak Sciences, Inc.(a)(b)	110,301	4,119,742
Korro Bio, Inc.(a)	665	8,306
Krystal Biotech, Inc., Class A3(a)	31,048	11,157,409
Kura Oncology, Inc.(a)	526,564	6,661,035
Kymera Therapeutics, Inc.(a)	67,149	7,977,973
MacroGenics, Inc.(a)	19,126	76,313
Madrigal Pharmaceuticals, Inc.(a)	8,564	4,624,817
MannKind Corp.(a)	1,537,205	6,164,192
MeiraGTx Holdings PLC(a)	3,433	47,410
MiMedx Group, Inc.(a)	747,757	3,394,817
Mineralys Therapeutics, Inc.(a)	223,332	5,732,932
Mirum Pharmaceuticals, Inc.(a)	119,397	11,706,876
Monte Rosa Therapeutics, Inc.(a)(b)	89,445	1,246,863
Myriad Genetics, Inc.(a)	1,789,172	5,761,134
Neurogene, Inc.(a)	1,042	37,762
Nkarta, Inc.(a)	40,293	109,194
Novavax, Inc.(a)	26,602	249,261
Nurix Therapeutics, Inc.(a)	102,121	2,632,679
Olema Pharmaceuticals, Inc.(a)(b)	191,805	2,000,526
Oruka Therapeutics, Inc.(a)	36,529	3,383,316
Perspective Therapeutics, Inc.(a)(b)	593,132	1,874,297
Praxis Precision Medicines, Inc.(a)	35,866	12,563,860
Precigen, Inc.(a)	7,082	49,078
Prime Medicine, Inc.(a)(b)	715,981	2,570,372
Protagonist Therapeutics, Inc.(a)	73,209	10,816,630
Prothena Corp. PLC(a)	300,319	2,807,983
PTC Therapeutics, Inc.(a)	145,573	10,123,146
Puma Biotechnology, Inc.(a)	206,044	1,877,061
Recursion Pharmaceuticals, Inc., Class A(a)(b)	1,943,790	6,608,886
REGENXBIO, Inc.(a)	539,584	5,126,048
Relay Therapeutics, Inc.(a)	40,298	740,677
Replimune Group, Inc.(a)(b)	468,142	7,162,573
Rezolute, Inc.(a)(b)	443,749	2,081,183
Rhythm Pharmaceuticals, Inc.(a)	62,930	6,678,761
Rigel Pharmaceuticals, Inc.(a)	111,610	5,154,150
Rocket Pharmaceuticals, Inc.(a)	983,045	3,656,927
Sarepta Therapeutics, Inc.(a)	412,043	8,665,264
Scholar Rock Holding Corp.(a)	110,396	6,270,493
Scribe Therapeutics, Inc.(a)	487	14,873
Shattuck Labs, Inc.(a)	1,179	8,265
Solid Biosciences, Inc.(a)	2,000	19,160
Spyre Therapeutics, Inc.(a)(b)	76,342	6,819,631
Stoke Therapeutics, Inc.(a)	2,576	80,371
Summit Therapeutics, Inc.(a)	31,402	427,695
Syndax Pharmaceuticals, Inc.(a)	363,567	7,013,207
Tango Therapeutics, Inc.(a)	241,638	5,519,012
TG Therapeutics, Inc.(a)	303,780	16,495,254
Tonix Pharmaceuticals Holding Corp.(a)	8,355	117,805
Travere Therapeutics, Inc.(a)	152,921	10,135,604
Twist Bioscience Corp.(a)	148,145	20,592,155
Ultragenyx Pharmaceutical, Inc.(a)	367,590	9,266,944
Upstream Bio, Inc.(a)	12,215	80,863
UroGen Pharma Ltd.(a)	34,445	1,484,235
Vanda Pharmaceuticals, Inc.(a)	746,592	4,031,597
Vaxcyte, Inc.(a)	148,912	9,044,915
Vera Therapeutics, Inc., Class A(a)(b)	106,807	3,639,983
Veracyte, Inc.(a)	199,576	8,619,687
Verastem, Inc.(a)	812,204	5,864,113

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vericel Corp.(a)	764	$ 30,484
Viking Therapeutics, Inc.(a)(b)	133,911	4,389,603
Vir Biotechnology, Inc.(a)	412,470	4,512,422
Vor BioPharma, Inc.(a)	618	13,893
Voyager Therapeutics, Inc.(a)	36,930	127,408
Xencor, Inc.(a)	303,008	8,261,513
Xenon Pharmaceuticals, Inc.(a)	131,467	7,916,943
Zymeworks, Inc.(a)(b)	239,287	7,037,431
		545,310,852
Broadline Retail — 0.5%
Dillard’s, Inc., Class A(b)	11,074	6,931,992
Etsy, Inc.(a)	2,691	218,859
Kohl’s Corp.	538,315	9,592,773
Macy’s, Inc.	334,388	7,343,161
Pattern Group, Inc., Class A(a)	107,600	2,230,548
		26,317,333
Building Products — 0.8%
AZZ, Inc.	87,071	11,942,658
Builders FirstSource, Inc.(a)	59,341	3,940,243
Griffon Corp.	2,167	211,044
Insteel Industries, Inc.	571	17,187
Modine Manufacturing Co.(a)	22,754	4,059,996
Owens Corning	63,067	8,712,706
Resideo Technologies, Inc.(a)	221,285	4,284,078
Simpson Manufacturing Co., Inc.	188	34,331
Tecnoglass Holdings, Inc.	3,013	119,616
UFP Industries, Inc.	4,285	362,168
Zurn Elkay Water Solutions Corp.	159,616	7,629,645
		41,313,672
Capital Markets — 2.5%
Acadian Asset Management, Inc.	107,701	10,145,434
Artisan Partners Asset Management, Inc., Class A	112,222	4,777,291
Bakkt, Inc., Class A(a)	231,702	1,777,154
BGC Group, Inc., Class A	318,726	3,827,899
Cohen & Steers, Inc.	32,351	2,609,755
DigitalBridge Group, Inc., Class A	309,550	4,924,941
Evercore, Inc., Class A	17,343	4,967,556
Federated Hermes, Inc., Class B, NVS	32,374	2,060,605
Franklin Templeton, Inc.	46,816	1,598,766
GCM Grosvenor, Inc., Class A	1,295	17,858
Gemini Space Station, Inc., Class A(a)	2,602	11,709
Hamilton Lane, Inc., Class A	21,938	2,387,293
Houlihan Lokey, Inc., Class A	28,472	3,795,033
Jefferies Financial Group, Inc.	177,985	9,369,130
Marex Group Ltd.	63,977	4,637,053
Piper Sandler Cos.	167,737	12,590,339
PJT Partners, Inc., Class A	54,583	9,846,227
SEI Investments Co.	116,867	12,969,900
StepStone Group, Inc., Class A	231,937	12,121,028
StoneX Group, Inc.(a)	197,411	13,518,705
Virtu Financial, Inc., Class A	79,525	5,220,021
Wealthfront Corp.(a)(b)	497,265	4,579,811
Webull Corp., Class A(a)	1,185,440	11,237,971
		138,991,479
Chemicals — 0.9%
Cabot Corp.	32,279	2,669,796
Eastman Chemical Co.	42,800	3,100,432
Ecovyst, Inc.(a)	401,255	4,080,763
Element Solutions, Inc.	77,300	2,747,242
Hawkins, Inc.	472	56,767
Huntsman Corp.	948,531	9,086,927
Security	Shares	Value
Chemicals (continued)
Innospec, Inc.	110,353	$ 10,357,733
Mativ Holdings, Inc.	497,485	5,915,097
Minerals Technologies, Inc.	46,124	3,271,114
Tronox Holdings PLC	495,844	2,623,015
Westlake Corp.	107,389	8,061,692
		51,970,578
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	92,241	4,301,198
CoreCivic, Inc.(a)	333,475	11,078,039
GEO Group, Inc. (The)(a)	75,288	2,394,911
Healthcare Services Group, Inc.(a)	334,650	7,358,954
HNI Corp.	1,052	50,948
Interface, Inc., Class A	7,322	277,650
Tetra Tech, Inc.	73,369	2,651,556
		28,113,256
Communications Equipment — 1.2%
ADTRAN Holdings, Inc.(a)	163,771	1,269,225
Calix, Inc.(a)	199,192	7,593,199
Ciena Corp.(a)	7,354	2,815,111
Extreme Networks, Inc.(a)	250,301	5,629,270
Harmonic, Inc.(a)	420,236	5,034,427
Lumentum Holdings, Inc.(a)	9,253	8,464,274
NETGEAR, Inc.(a)	233,317	4,936,988
Viasat, Inc.(a)	130,027	8,746,917
Viavi Solutions, Inc.(a)	523,796	19,008,557
Vistance Networks, Inc.	271,562	1,713,556
		65,211,524
Construction & Engineering — 1.6%
Ameresco, Inc., Class A(a)	43,622	964,919
Arcosa, Inc.	39,937	5,802,846
Argan, Inc.	21,079	8,958,364
Comfort Systems U.S.A., Inc.	11,127	17,198,114
Dycom Industries, Inc.(a)	21,260	6,191,125
Everus Construction Group, Inc.(a)(b)	59,186	6,814,084
Fluor Corp.(a)	432,414	23,570,887
Limbach Holdings, Inc.(a)	159	6,554
MYR Group, Inc.(a)	11,022	3,212,031
NWPX Infrastructure, Inc.(a)	4,695	516,074
Sterling Infrastructure, Inc.(a)	9,464	4,448,742
Tutor Perini Corp.	124,774	11,044,995
		88,728,735
Construction Materials — 0.0%
Knife River Corp.(a)	14,460	906,642
Consumer Finance — 1.9%
Ally Financial, Inc.	116,306	4,909,276
Atlanticus Holdings Corp.(a)	543	49,125
Dave, Inc., Class A(a)	14,917	5,362,960
Encore Capital Group, Inc.(a)	73,682	7,147,891
Enova International, Inc.(a)	100,510	22,787,627
EZCORP, Inc., Class A, NVS(a)	339,439	10,970,669
Happen, Inc.(a)	222,535	3,912,165
LendingTree, Inc.(a)	66,937	1,876,913
Medallion Financial Corp.	2,587	30,578
Navient Corp.	369,568	3,514,592
NerdWallet, Inc., Class A(a)	777	7,677
OneMain Holdings, Inc.	270,700	16,907,922
Oportun Financial Corp.(a)	1,229	9,033
PRA Group, Inc.(a)	331,349	6,235,988
PROG Holdings, Inc.	77,666	2,961,405

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Regional Management Corp.	110,310	$ 3,539,848
Upstart Holdings, Inc.(a)(b)	436,317	12,513,572
		102,737,241
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	105,694	1,305,321
Andersons, Inc. (The)	266,894	17,313,414
BJ’s Wholesale Club Holdings, Inc.(a)	57,315	5,195,605
Chefs’ Warehouse, Inc. (The)(a)	156,504	17,602,005
Grocery Outlet Holding Corp.(a)	81,594	975,048
PriceSmart, Inc.	58,461	9,938,955
United Natural Foods, Inc.(a)	306,490	13,442,651
		65,772,999
Containers & Packaging — 0.0%
TriMas Corp.	9,564	370,892
Distributors — 0.4%
Gold.com, Inc.	161,353	7,256,044
LKQ Corp.	475,120	11,925,512
Pool Corp.	207	38,610
		19,220,166
Diversified Consumer Services — 1.1%
American Public Education, Inc.(a)	89,426	4,082,297
Coursera, Inc.(a)	775,073	5,053,476
Covista, Inc.(a)	25,081	3,318,969
Duolingo, Inc., Class A(a)	30,759	4,563,405
Frontdoor, Inc.(a)	140,482	11,360,779
H&R Block, Inc.	198,770	10,266,470
Laureate Education, Inc., Class A(a)	251,670	9,445,175
Perdoceo Education Corp.	85,696	2,848,535
Strategic Education, Inc.	94,515	7,829,623
Universal Technical Institute, Inc.(a)	50,305	1,062,945
		59,831,674
Diversified Telecommunication Services — 0.4%
Bandwidth, Inc., Class A(a)	73,600	3,564,448
IDT Corp., Class B	127,784	8,717,424
Lumen Technologies, Inc.(a)	1,552,315	9,701,969
		21,983,841
Electric Utilities — 0.4%
Genie Energy Ltd., Class B	209,828	3,113,847
MGE Energy, Inc.	70,830	5,502,783
TXNM Energy, Inc.	180,916	10,422,571
		19,039,201
Electrical Equipment — 1.3%
American Superconductor Corp.(a)(b)	158,164	4,540,888
Amprius Technologies, Inc.(a)(b)	151,916	1,500,930
Atkore, Inc.	108,808	10,194,222
Bloom Energy Corp., Class A(a)	11,160	2,302,308
EnerSys	189,059	34,760,388
Enovix Corp.(a)(b)	401,700	1,357,746
Fluence Energy, Inc., Class A(a)(b)	123,814	1,338,429
Forgent Power Solutions, Inc., Class A(a)	4,681	142,958
Generac Holdings, Inc.(a)	7,851	1,455,418
Hyliion Holdings Corp.(a)	352,481	1,223,109
NuScale Power Corp., Class A(a)(b)	397,604	3,685,789
Plug Power, Inc.(a)(b)	328,953	710,539
Powell Industries, Inc.	219	39,361
Regal Rexnord Corp.	13,673	2,166,487
Sunrun, Inc.(a)	150,799	1,292,347
Vicor Corp.(a)	30,800	5,780,544
		72,491,463
Security	Shares	Value
Electronic Equipment, Instruments & Components — 4.1%
ADI Global Distribution, Inc.(a)	30,333	$ 663,383
Advanced Energy Industries, Inc.	88,494	24,500,449
Arrow Electronics, Inc.(a)	67,396	13,777,764
Avnet, Inc.	465,157	41,659,461
Bel Fuse, Inc., Class B, NVS	2,397	597,512
Belden, Inc.	18,693	2,139,601
Benchmark Electronics, Inc.	35,274	2,479,057
Cognex Corp.	85,196	5,193,548
Fabrinet(a)	17,395	7,182,917
Insight Enterprises, Inc.(a)	67,617	10,617,221
IPG Photonics Corp.(a)	53,318	4,056,433
Littelfuse, Inc.	40,205	16,571,697
Methode Electronics, Inc.	182,387	3,324,915
nLight, Inc.(a)	99,519	4,206,668
PC Connection, Inc.	137,151	10,954,250
Plexus Corp.(a)	85,184	20,399,013
Sanmina Corp.(a)	84,315	16,586,447
ScanSource, Inc.(a)	100,487	5,736,803
TTM Technologies, Inc.(a)	96,897	11,522,991
Vishay Intertechnology, Inc.	672,406	20,461,315
Vishay Precision Group, Inc.(a)(b)	35,325	2,183,438
		224,814,883
Energy Equipment & Services — 3.1%
Archrock, Inc.	599,180	18,886,154
Atlas Energy Solutions, Inc.	390,667	5,117,738
Borr Drilling Ltd.(a)(b)	324,327	1,452,985
Cactus, Inc., Class A	3,565	250,691
Core Laboratories, Inc.	716	8,900
Expro Ltd.(a)(b)	115,106	2,085,721
Forum Energy Technologies, Inc.(a)	632	51,805
Helix Energy Solutions Group, Inc.(a)	336,810	3,469,143
Helmerich & Payne, Inc.	197,779	8,619,209
Innovex International, Inc.(a)	888	27,235
Kodiak Gas Services, Inc.	189,339	11,127,453
Liberty Energy, Inc., Class A	618,916	12,198,834
Nabors Industries Ltd.(a)	42,903	4,017,437
National Energy Services Reunited Corp.(a)	76,209	2,675,698
Natural Gas Services Group, Inc.	5,918	208,314
NOV, Inc.	48,374	1,029,882
Oceaneering International, Inc.(a)(b)	152,684	7,902,924
Oil States International, Inc.(a)	553,412	4,881,094
Patterson-UTI Energy, Inc.	2,575,317	32,552,007
ProPetro Holding Corp.(a)	441,356	5,013,804
Seadrill Ltd.(a)	99,528	4,849,004
Tidewater, Inc.(a)	98,037	9,129,205
Transocean Ltd.(a)	2,032,805	11,810,597
Valaris Ltd.(a)	100,157	8,650,560
Weatherford International PLC	130,316	12,740,995
		168,757,389
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)	2,448,927	6,465,167
Cinemark Holdings, Inc.	266,717	9,497,792
Eros Media World PLC, Class A(a)	23,977	2
IMAX Corp.(a)	2,037	104,295
Marcus Corp. (The)	159,192	4,525,829
Stubhub Holdings, Inc., Class A(a)(b)	230,585	1,471,132
		22,064,217
Financial Services — 1.6%
Bladex, Inc., Class E	144,562	7,794,783
Cannae Holdings, Inc.	772,573	12,052,139
Chime Financial, Inc., Class A(a)	530,393	17,561,312

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Essent Group Ltd.	176,431	$ 11,919,678
NMI Holdings, Inc., Class A(a)	382,288	16,954,473
Pagseguro Digital Ltd., Class A	382,907	3,453,821
Paymentus Holdings, Inc., Class A(a)	67,533	2,404,175
Remitly Global, Inc.(a)	92,914	2,484,520
Repay Holdings Corp., Class A(a)	5,696	20,449
Sezzle, Inc.(a)	3,921	472,676
StoneCo Ltd., Class A	189,790	1,840,963
Velocity Financial, Inc.(a)	232,005	4,164,490
Voya Financial, Inc.	64,112	6,495,828
Walker & Dunlop, Inc.	58,922	2,388,109
		90,007,416
Food Products — 0.1%
Marzetti Co. (The)	16,050	1,808,033
Vital Farms, Inc.(a)	500,915	5,349,772
		7,157,805
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A	577,176	22,059,667
MDU Resources Group, Inc.	146,219	2,912,682
New Jersey Resources Corp.	273,578	14,592,650
Southwest Gas Holdings, Inc.	176,108	15,555,620
		55,120,619
Ground Transportation — 0.5%
Covenant Logistics Group, Inc., Class A	252,270	8,917,745
Marten Transport Ltd.	106,466	1,535,240
RXO, Inc.(a)	55,100	1,170,875
Ryder System, Inc.	15,029	3,673,989
Werner Enterprises, Inc.	247,424	9,694,072
		24,991,921
Health Care Equipment & Supplies — 1.7%
Alphatec Holdings, Inc.(a)	271,119	2,540,385
AngioDynamics, Inc.(a)	230,395	3,716,271
Cerus Corp.(a)	1,524,439	4,024,519
Delcath Systems, Inc.(a)	239,205	3,937,314
DENTSPLY SIRONA, Inc.	124,330	1,388,766
Enovis Corp.(a)	189,061	4,649,010
Glaukos Corp.(a)	72,200	12,964,232
Haemonetics Corp.(a)	5,966	614,916
Inspire Medical Systems, Inc.(a)	27,444	1,728,698
iRadimed Corp.	55,537	4,797,286
IRhythm Holdings, Inc.(a)	39,188	4,661,021
Lantheus Holdings, Inc.(a)	54,118	5,463,753
Merit Medical Systems, Inc.(a)	31,385	2,845,364
NeuroPace, Inc.(a)	227,093	3,326,912
Novocure Ltd.(a)	461,964	8,153,665
Omnicell, Inc.(a)	129,831	4,564,858
OraSure Technologies, Inc.(a)	446,639	1,603,434
Procept Biorobotics Corp.(a)	44,789	949,527
RxSight, Inc.(a)	1,031,448	7,560,514
Sanara Medtech, Inc.(a)	1,445	50,402
Senseonics Holdings, Inc.(a)	999	9,221
Sight Sciences, Inc.(a)	2,387	20,289
Tandem Diabetes Care, Inc.(a)	201,023	4,424,516
TransMedics Group, Inc.(a)	48,421	4,109,490
Varex Imaging Corp.(a)	184,297	3,407,652
		91,512,015
Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc.(a)	72,916	2,009,565
Addus HomeCare Corp.(a)	174,124	19,966,799
agilon health, Inc.(a)	96,763	8,504,500
Security	Shares	Value
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.(a)	164,222	$ 5,629,530
Astrana Health, Inc.(a)	161,799	6,166,160
Aveanna Healthcare Holdings, Inc.(a)	397,760	5,337,939
BrightSpring Health Services, Inc.(a)	10,443	609,871
Castle Biosciences, Inc.(a)	190,105	6,279,168
Chemed Corp.	20,982	10,883,573
Clover Health Investments Corp., Class A(a)	1,061,630	4,405,765
Concentra Group Holdings Parent, Inc.	95,909	3,235,970
CorVel Corp.(a)	100,823	6,944,688
Encompass Health Corp.	196,429	23,612,730
Ensign Group, Inc. (The)	81,028	13,957,883
Fulgent Genetics, Inc.(a)	301,024	5,830,835
HealthEquity, Inc.(a)	157,950	15,248,493
Henry Schein, Inc.(a)	32,930	2,957,114
Hims & Hers Health, Inc., Class A(a)(b)	558,911	16,532,587
Hinge Health, Inc., Class A(a)	139,358	12,898,977
LifeStance Health Group, Inc.(a)	681,840	8,427,542
Molina Healthcare, Inc.(a)	61,009	12,126,759
NeoGenomics, Inc.(a)	43,465	778,458
Option Care Health, Inc.(a)	563,657	13,217,757
PACS Group, Inc.(a)	97,305	4,116,975
Pediatrix Medical Group, Inc.(a)	300,188	7,873,931
Privia Health Group, Inc.(a)	1,008,522	20,664,616
Progyny, Inc.(a)	84,837	2,170,979
RadNet, Inc.(a)	219,382	16,633,543
Surgery Partners, Inc.(a)	14,365	199,530
Viemed Healthcare, Inc.(a)	478,281	4,228,004
		261,450,241
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	80,807	4,144,591
CareTrust REIT, Inc.	327,957	12,773,925
Diversified Healthcare Trust(b)	637,864	4,828,631
Janus Living, Inc., Class A	879	26,150
LTC Properties, Inc.	551	22,216
National Health Investors, Inc.	29,089	2,068,519
Sabra Health Care REIT, Inc.	361,118	7,363,196
Universal Health Realty Income Trust	504	20,654
		31,247,882
Health Care Technology — 0.7%
Doximity, Inc., Class A(a)	281,880	7,529,015
Evolent Health, Inc., Class A(a)	1,453,638	6,541,371
HealthStream, Inc.	1,773	51,506
HeartFlow, Inc.(a)	86,243	4,345,785
Phreesia, Inc.(a)	693,541	8,468,135
Schrodinger, Inc.(a)	353,404	6,891,378
Simulations Plus, Inc.(a)	30,095	553,748
Teladoc Health, Inc.(a)	674,070	4,273,604
		38,654,542
Hotel & Resort REITs — 1.0%
Braemar Hotels & Resorts, Inc.	1,808,921	3,654,020
Chatham Lodging Trust	1,405,241	18,310,290
DiamondRock Hospitality Co.	360,192	4,433,964
Host Hotels & Resorts, Inc.	61,220	1,342,555
Pebblebrook Hotel Trust	16,288	295,139
RLJ Lodging Trust	1,591,078	17,565,501
Ryman Hospitality Properties, Inc.	15,504	1,965,287
Service Properties Trust	7,234	56,425
Summit Hotel Properties, Inc.	9,805	57,359
Sunstone Hotel Investors, Inc.	540,194	6,033,967
		53,714,507

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.2%
Accel Entertainment, Inc., Class A(a)(b)	192,599	$ 2,241,852
Aramark	46,860	2,638,687
Brightstar Lottery PLC	643,253	7,249,461
Brinker International, Inc.(a)	44,343	10,132,376
Dave & Buster’s Entertainment, Inc.(a)	458,699	4,114,530
El Pollo Loco Holdings, Inc.(a)	98,101	1,498,002
Genius Sports Ltd.(a)	910,937	6,759,153
Global Business Travel Group I, Class A(a)	136,814	1,294,260
Hilton Grand Vacations, Inc.(a)	200,597	8,507,319
Kura Sushi U.S.A., Inc., Class A(a)	54,111	2,470,708
Nathan’s Famous, Inc.	20,412	1,997,518
Navan, Inc., Class A(a)	91,821	2,668,318
Rush Street Interactive, Inc., Class A(a)	202,913	5,227,039
Six Flags Entertainment Corp.(a)	98,110	1,476,556
Travel + Leisure Co.	149,366	10,270,406
		68,546,185
Household Durables — 1.5%
Cavco Industries, Inc.(a)	6,671	3,729,956
Century Communities, Inc.	174,733	11,803,214
Champion Homes, Inc.(a)	61,369	5,478,411
Installed Building Products, Inc.	109,627	26,620,724
LGI Homes, Inc.(a)	46,658	2,610,049
M/I Homes, Inc.(a)	144,265	21,468,075
Meritage Homes Corp.	111,161	7,717,908
Mohawk Industries, Inc.(a)	5,826	747,185
Newell Brands, Inc.	708,634	4,428,962
		84,604,484
Household Products — 0.1%
Central Garden & Pet Co., Class A, NVS(a)	193,552	7,202,070
Spectrum Brands Holdings, Inc.	438	37,804
		7,239,874
Independent Power and Renewable Electricity Producers — 0.0%
Spruce Power Holding Corp.(a)	110	205
Industrial REITs — 0.2%
EastGroup Properties, Inc.	14,396	2,872,002
First Industrial Realty Trust, Inc.	3,791	234,587
Industrial Logistics Properties Trust	4,057	33,491
LXP Industrial Trust	80,734	4,901,361
		8,041,441
Insurance — 2.5%
Accelerant Holdings, Class A(a)	25,602	505,127
American Financial Group, Inc.	116,193	16,563,312
AMERISAFE, Inc.	170,295	4,434,482
CNO Financial Group, Inc.	163,235	8,943,646
Donegal Group, Inc., Class A	119,348	2,281,934
F&G Annuities & Life, Inc.	96,232	2,290,322
Genworth Financial, Inc., Class A(a)	477,518	4,746,529
HCI Group, Inc.	52,879	9,821,217
Heritage Insurance Holdings, Inc.(a)	80,046	2,691,146
Lemonade, Inc.(a)(b)	165,056	8,620,875
Mercury General Corp.	93,125	9,495,025
Octave Specialty Group, Inc.(a)	228,644	996,888
Oscar Health, Inc., Class A(a)	663,205	19,869,622
Palomar Holdings, Inc.	115,731	15,342,459
Porch Group, Inc.(a)(b)	229,451	3,898,372
Root, Inc., Class A(a)	34,555	1,917,457
Slide Insurance Holdings, Inc.	142,625	3,316,031
Stewart Information Services Corp.	159,950	10,980,567
Security	Shares	Value
Insurance (continued)
United Fire Group, Inc.	36,219	$ 1,951,118
Universal Insurance Holdings, Inc.	193,045	8,297,074
		136,963,203
Interactive Media & Services — 1.0%
Angi, Inc., Class A(a)	553,960	2,575,914
Cargurus, Inc., Class A(a)	98,421	3,509,693
EverQuote, Inc., Class A(a)	402,023	10,227,465
fuboTV, Inc., Class A(a)(b)	348,813	3,673,001
Grindr, Inc.(a)(b)	123,966	1,918,994
MediaAlpha, Inc., Class A(a)	372,399	4,699,675
QuinStreet, Inc.(a)	600,939	11,682,254
Shutterstock, Inc.	43,378	240,314
Snap, Inc., Class A, NVS(a)	1,129,173	6,266,910
Yelp, Inc.(a)	177,008	3,956,129
ZipRecruiter, Inc., Class A(a)	844,851	3,599,065
		52,349,414
IT Services — 0.3%
Amdocs Ltd.	20,961	1,321,801
Fastly, Inc., Class A(a)	196,102	4,469,164
Globant SA(a)(b)	207,297	8,439,061
Grid Dynamics Holdings, Inc., Class A(a)	244,613	1,952,012
TSS, Inc.(a)	145,158	1,142,393
		17,324,431
Leisure Products — 0.1%
Brunswick Corp.	65,525	4,973,347
JAKKS Pacific, Inc.	3,591	90,170
Polaris, Inc.	33,827	2,183,195
		7,246,712
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A(a)	235,770	14,723,836
AbCellera Biologics, Inc.(a)	321,338	3,688,960
Adaptive Biotechnologies Corp.(a)	468,041	11,663,582
Avantor, Inc.(a)	34,925	507,810
Azenta, Inc.(a)	215,918	7,049,723
Bruker Corp.	16,135	935,991
CryoPort, Inc.(a)	150,730	2,411,680
Cytek Biosciences, Inc.(a)	114,321	546,454
Fortrea Holdings, Inc.(a)	315,453	5,794,872
Harvard Bioscience, Inc.(a)	30	243
OmniAb, Inc.(a)	18,807	82,375
Pacific Biosciences of California, Inc.(a)	2,565,122	3,475,740
Personalis, Inc.(a)	232,168	3,895,779
Quanterix Corp.(a)	2,551	6,811
Revvity, Inc.	15,807	2,033,887
Tempus AI, Inc., Class A(a)(b)	68,605	4,325,545
		61,143,288
Machinery — 3.1%
3D Systems Corp.(a)(b)	707,653	2,321,102
Aebi Schmidt Holding AG	179,541	2,271,194
Alamo Group, Inc.	200	32,916
Albany International Corp., Class A	90,159	4,997,513
Allison Transmission Holdings, Inc.	3,116	391,712
Astec Industries, Inc.	520	22,126
Blue Bird Corp.(a)	51,892	3,017,520
CECO Environmental Corp.(a)	87,463	6,227,366
Columbus McKinnon Corp.	1,950	34,437
Crane Co.	24,578	5,040,211
Donaldson Co., Inc.	215,463	19,583,432
Douglas Dynamics, Inc.	1,332	54,705
Energy Recovery, Inc.(a)(b)	408,518	3,149,674

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Enerpac Tool Group Corp., Class A	122,302	$ 4,564,311
Enpro, Inc.	79,483	23,544,454
ESCO Technologies, Inc.	40,900	11,166,927
Federal Signal Corp.	146,514	17,142,138
Franklin Electric Co., Inc.	43,524	4,356,317
Helios Technologies, Inc.	5,255	383,720
Kadant, Inc.	1,031	308,413
Kennametal, Inc.	275,149	8,072,872
Manitowoc Co., Inc. (The)(a)	441,123	8,566,609
Mueller Industries, Inc.	194,557	12,142,302
Mueller Water Products, Inc., Class A	151,565	3,658,779
Oshkosh Corp.	936	144,247
Proto Labs, Inc.(a)	45,741	3,662,024
SPX Technologies, Inc.(a)	36,314	7,144,780
Timken Co. (The)	12,583	1,515,622
Titan International, Inc.(a)	6,006	43,183
Trinity Industries, Inc.	258,414	7,447,492
Velo3D, Inc.(a)	575	6,848
Wabash National Corp.	1,807	24,376
Worthington Enterprises, Inc.	126,580	7,270,755
		168,310,077
Marine Transportation — 0.9%
Costamare, Inc.	1,052	16,074
Genco Shipping & Trading Ltd.	437,340	11,471,428
Himalaya Shipping Ltd.	738	12,354
Kirby Corp.(a)	76,910	10,910,453
Matson, Inc.	108,460	24,382,893
		46,793,202
Media — 0.8%
DoubleVerify Holdings, Inc.(a)	239,149	3,204,597
EchoStar Corp., Class A(a)	27,973	2,417,986
Entravision Communications Corp., Class A	202,558	1,618,438
Ibotta, Inc., Class A(a)(b)	85,406	3,177,957
Magnite, Inc.(a)	360,550	8,469,319
MNTN, Inc., Class A(a)	288,421	3,792,736
New York Times Co. (The), Class A	69,893	4,701,702
Nexxen International Ltd.(a)	26,191	255,362
Paramount Skydance Corp., Class B, NVS	4,292	46,826
PubMatic, Inc., Class A(a)	3,871	64,375
Stagwell, Inc., Class A(a)	3,054	26,509
Townsquare Media, Inc., Class A	77	446
Trade Desk, Inc. (The), Class A(a)	665,191	9,126,421
Versant Media Group, Inc., Class A	169,575	6,972,924
		43,875,598
Metals & Mining — 2.4%
Alcoa Corp.	38,195	1,907,840
Alpha Metallurgical Resources, Inc.(a)	41,801	9,852,496
Century Aluminum Co.(a)	210,662	9,642,000
Cleveland-Cliffs, Inc.(a)	375,844	4,340,998
Commercial Metals Co.	121,305	8,184,448
Constellium SE, Class A(a)	832,485	22,002,579
Elevra Lithium Ltd., ADR(a)	1	59
Ferroglobe PLC	3,338	13,719
Kaiser Aluminum Corp.	117,055	18,585,993
Materion Corp.	81,672	19,281,126
Novagold Resources, Inc.(a)(b)	532,936	4,583,250
Ramaco Resources, Inc., Class A(a)	283,169	4,032,327
Ryerson Holding Corp.	430,220	10,781,313
SSR Mining, Inc.	309,811	11,651,992
Security	Shares	Value
Metals & Mining (continued)
SunCoke Energy, Inc.	800,341	$ 8,267,522
Worthington Steel, Inc.	183	6,304
		133,133,966
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
TPG RE Finance Trust, Inc.	276,486	2,137,237
Multi-Utilities — 0.3%
Avista Corp.	6,917	257,036
Black Hills Corp.	116,889	8,378,603
Northwestern Energy Group, Inc.	126,948	8,779,724
		17,415,363
Office REITs — 0.5%
Brandywine Realty Trust	2,225,768	6,721,820
COPT Defense Properties	319,836	11,514,096
Hudson Pacific Properties, Inc.(a)	641,518	8,063,881
SL Green Realty Corp.	49,234	2,756,119
		29,055,916
Oil, Gas & Consumable Fuels — 4.4%
Ardmore Shipping Corp.	454,189	7,898,347
Chord Energy Corp.	121,708	17,904,464
CNX Resources Corp.(a)	49,509	1,801,137
Core Natural Resources, Inc.	16,650	1,703,295
Crescent Energy Co., Class A	458,423	6,275,811
CVR Energy, Inc.	146,080	6,114,909
Delek U.S. Holdings, Inc.	156,218	11,613,246
DHT Holdings, Inc.	682,279	13,372,668
Dorian LPG Ltd.	77,544	3,880,302
Energy Fuels, Inc.(a)(b)	415,791	6,132,917
Green Plains, Inc.(a)	115,884	1,674,524
International Seaways, Inc.	95,701	9,439,947
Magnolia Oil & Gas Corp., Class A	458,121	12,300,549
Matador Resources Co.	7,083	410,885
Murphy Oil Corp.	331,567	12,075,670
Navigator Holdings Ltd.	3,714	82,117
New Era Energy & Digital, Inc.(a)(b)	406,102	1,926,954
Nordic American Tankers Ltd.	1,292	8,824
Par Pacific Holdings, Inc.(a)	133,855	10,697,692
PBF Energy, Inc., Class A	337,522	24,635,731
Peabody Energy Corp.	36,077	1,071,126
Plains GP Holdings LP, Class A	238,056	6,717,940
REX American Resources Corp.(a)	120,737	4,959,876
Scorpio Tankers, Inc.	272,520	21,490,927
SM Energy Co.	468,960	17,435,933
Sunococorp LLC	195,695	15,205,501
Teekay Corp. Ltd.	524,109	6,897,274
Uranium Energy Corp.(a)(b)	404,455	4,950,529
World Kinect Corp.	377,164	13,483,613
		242,162,708
Passenger Airlines — 0.8%
Alaska Air Group, Inc.(a)	317,792	13,134,343
Frontier Group Holdings, Inc.(a)	177,558	1,012,081
JetBlue Airways Corp.(a)	1,502,355	6,910,833
SkyWest, Inc.(a)	231,864	21,948,246
		43,005,503
Pharmaceuticals — 2.5%
Alumis, Inc.(a)	9,095	198,362
Amylyx Pharmaceuticals, Inc.(a)	335,455	11,321,606
Arvinas, Inc.(a)	597,720	5,499,024
Atea Pharmaceuticals, Inc.(a)	613,370	3,281,529
Axsome Therapeutics, Inc.(a)	22,167	4,400,593
BioAge Labs, Inc.(a)	143,078	1,359,241

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Braveheart Bio, Inc.(a)(b)	26,421	$ 673,735
Collegium Pharmaceutical, Inc.(a)	113,273	2,787,649
Crinetics Pharmaceuticals, Inc.(a)	184,115	15,640,569
Definium Therapeutics, Inc.(a)	60,595	2,406,833
Edgewise Therapeutics, Inc.(a)	105,910	4,423,861
Enliven Therapeutics, Inc.(a)	55,506	3,213,242
Evolus, Inc.(a)	13,295	120,852
Fulcrum Therapeutics, Inc.(a)	1,525,030	5,932,367
Harmony Biosciences Holdings, Inc.(a)	146,100	5,753,418
Harrow, Inc.(a)	1,368	50,493
Indivior Pharmaceuticals, Inc.(a)	90,471	3,160,152
LB Pharmaceuticals, Inc.(a)	1,199	56,665
LENZ Therapeutics, Inc.(a)	18,092	94,259
Liquidia Corp.(a)	7,394	504,049
Nektar Therapeutics(a)	82,811	5,911,049
Nuvation Bio, Inc., Class A(a)	917,154	6,108,246
Ocular Therapeutix, Inc.(a)	819,090	8,592,254
Pacira BioSciences, Inc.(a)	179,430	4,647,237
Perrigo Co. PLC	295,027	4,319,195
Phathom Pharmaceuticals, Inc.(a)	19,028	182,098
Prestige Consumer Healthcare, Inc.(a)	28,727	1,487,484
Rafael Holdings, Inc., Class B(a)	220	565
Septerna, Inc.(a)	3,337	127,307
SIGA Technologies, Inc.	15,372	48,268
Supernus Pharmaceuticals, Inc.(a)	242,169	10,706,291
Tarsus Pharmaceuticals, Inc.(a)	68,473	5,083,436
Theravance Biopharma, Inc.(a)	113,692	1,937,312
Trevi Therapeutics, Inc.(a)	602,556	10,002,430
Wave Life Sciences, Inc.(a)	1,515,931	7,428,062
Xeris Biopharma Holdings, Inc.(a)	244,986	2,067,682
		139,527,415
Professional Services — 1.9%
BlackSky Technology, Inc., Class A(a)(b)	80,354	1,856,177
Booz Allen Hamilton Holding Corp., Class A	163,291	12,352,964
CBIZ, Inc.(a)	232,333	12,659,825
CRA International, Inc.	17,778	3,102,261
ExlService Holdings, Inc.(a)	878,719	33,461,620
Franklin Covey Co.(a)	73,981	1,505,513
Huron Consulting Group, Inc.(a)	12,348	1,974,322
IBEX Holdings Ltd.(a)	58,855	2,263,563
ICF International, Inc.	54,618	4,866,464
Innodata, Inc.(a)(b)	13,327	751,909
Kelly Services, Inc., Class A, NVS	156,144	2,685,677
Kforce, Inc.	60,414	3,478,638
ManpowerGroup, Inc.	77,643	4,887,627
Maximus, Inc.	160,531	9,273,876
ShiftPixy, Inc.(a)(c)	1	—
TriNet Group, Inc.	5,529	388,634
Verra Mobility Corp., Class A(a)	1,615,560	7,156,931
Willdan Group, Inc.(a)	42,040	3,697,418
		106,363,419
Real Estate Management & Development — 0.2%
Compass, Inc., Class A(a)	390,048	4,118,907
Cushman & Wakefield Ltd.(a)	6,669	89,965
Opendoor Technologies, Inc., Class A(a)(b)	965,469	3,089,500
RMR Group, Inc. (The), Class A	132,187	2,553,853
St. Joe Co. (The)	54,042	3,572,176
		13,424,401
Security	Shares	Value
Residential REITs — 0.1%
Bluerock Homes Trust, Inc., Class A	77	$ 647
NexPoint Residential Trust, Inc.	104,493	2,477,529
		2,478,176
Retail REITs — 1.3%
Acadia Realty Trust	144,179	2,951,344
Agree Realty Corp.	289,534	20,918,832
Brixmor Property Group, Inc.	318,907	9,213,223
CBL & Associates Properties, Inc.	3,331	182,172
Curbline Properties Corp.	583	17,391
FrontView REIT, Inc.	199,507	3,850,485
Getty Realty Corp.	87,264	2,829,099
NETSTREIT Corp.	340,783	6,938,342
NNN REIT, Inc.	402,519	18,193,859
Phillips Edison & Co., Inc.	130,263	5,034,665
Tanger, Inc.	36,545	1,378,112
		71,507,524
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A(a)	62,949	4,583,946
Aehr Test Systems(a)	78,343	6,210,250
Allegro MicroSystems, Inc.(a)	1,286	46,618
Alpha & Omega Semiconductor Ltd.(a)	213,304	5,260,077
Ambarella, Inc.(a)(b)	83,621	5,801,625
Ambiq Micro, Inc.(a)	42,942	2,503,948
Amkor Technology, Inc.	31,335	1,482,145
Axcelis Technologies, Inc.(a)	133,428	15,388,251
AXT, Inc.(a)	63,608	3,855,281
CEVA, Inc.(a)	230	6,222
Cirrus Logic, Inc.(a)	86,293	9,449,946
Cohu, Inc.(a)	47,957	2,210,818
Credo Technology Group Holding Ltd.(a)	11,615	2,627,197
Diodes, Inc.(a)	77,209	7,010,577
Everspin Technologies, Inc.(a)	81,126	1,318,298
FormFactor, Inc.(a)	170,634	17,167,487
Ichor Holdings Ltd.(a)	20,963	1,122,988
Impinj, Inc.(a)	36,500	6,362,680
Kulicke & Soffa Industries, Inc.	275,953	22,092,797
MaxLinear, Inc.(a)	177,975	10,662,482
Onto Innovation, Inc.(a)	27,363	7,311,667
Penguin Solutions, Inc.(a)	80,979	3,974,449
Photronics, Inc.(a)	136,040	3,828,166
Power Integrations, Inc.	21,643	1,112,017
Rambus, Inc.(a)	115,804	10,039,049
Rigetti Computing, Inc.(a)(b)	45,573	713,673
Semtech Corp.(a)	27,716	3,685,119
Synaptics, Inc.(a)	2,656	256,888
Ultra Clean Holdings, Inc.(a)	63,819	4,328,843
Veeco Instruments, Inc.(a)	7,691	340,711
Wolfspeed, Inc.(a)	1,771	48,525
		160,802,740
Software — 5.5%
Agilysys, Inc.(a)	22,167	2,580,460
Alarm.com Holdings, Inc.(a)	108,590	6,250,440
Amplitude, Inc., Class A(a)	589,589	8,313,205
Arteris, Inc.(a)	132,252	2,893,674
Bit Digital, Inc.(a)(b)	910,483	1,301,991
Bitdeer Technologies Group, Class A(a)	137,580	1,492,743
Box, Inc., Class A(a)	493,484	17,656,858
Braze, Inc., Class A(a)	4,887	166,353
C3.ai, Inc., Class A(a)	794,640	8,598,005
Cerence, Inc.(a)(b)	260,527	2,198,848
Cipher Digital, Inc.(a)	599,547	9,292,979

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Cleanspark, Inc.(a)(b)	641,762	$ 7,457,274
Commvault Systems, Inc.(a)	38,094	5,238,687
Core Scientific, Inc.(a)	445,242	7,257,445
Digital Turbine, Inc.(a)	62,266	669,982
Domo, Inc., Class B(a)(b)	606,870	2,293,969
Dynatrace, Inc.(a)	275,020	15,013,342
Figma, Inc., Class A(a)	42,497	1,168,243
Gitlab, Inc., Class A(a)	69,982	3,256,962
Hut 8 Corp.(a)	209,305	16,459,745
InterDigital, Inc.	66,410	22,249,342
JFrog Ltd.(a)	206,081	20,622,526
Keel Infrastructure Corp.(a)	467,728	1,473,343
LiveRamp Holdings, Inc.(a)	67,688	2,553,191
Manhattan Associates, Inc.(a)	23,981	5,352,319
MARA Holdings, Inc.(a)	317,391	3,418,301
Netskope, Inc., Class A(a)(b)	488,626	7,480,864
Ooma, Inc.(a)	397,945	9,009,475
PAR Technology Corp.(a)	5,783	108,720
Pegasystems, Inc.	15,811	582,003
Q2 Holdings, Inc.(a)	117,987	7,673,875
Qualys, Inc.(a)	85,246	15,867,690
Rapid7, Inc.(a)	296,181	3,986,596
RingCentral, Inc., Class A	81,679	5,686,492
Riot Platforms, Inc.(a)	709,474	13,476,459
SailPoint, Inc.(a)	18,990	390,434
SentinelOne, Inc., Class A(a)	21,214	468,829
Sprout Social, Inc., Class A(a)	833,039	9,479,984
Tenable Holdings, Inc.(a)	373,786	14,259,936
Teradata Corp.(a)	193,992	5,625,768
Thryv Holdings, Inc.(a)	567,475	1,083,877
Varonis Systems, Inc.(a)	394,752	17,278,295
Workiva, Inc., Class A(a)	62,205	4,976,400
Yext, Inc.(a)	2,435	16,485
Zeta Global Holdings Corp., Class A(a)	376,707	11,666,616
		304,349,025
Specialized REITs — 0.3%
CubeSmart	356,617	14,164,827
EPR Properties	33,002	1,937,548
Outfront Media, Inc.	4,869	143,051
		16,245,426
Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A(a)	38,257	5,473,812
Advance Auto Parts, Inc.	39,956	1,685,344
American Eagle Outfitters, Inc.	678,470	11,282,956
Asbury Automotive Group, Inc.(a)	22,457	4,747,410
Boot Barn Holdings, Inc.(a)	80,976	12,197,415
Buckle, Inc. (The)	251	10,693
Caleres, Inc.	198,639	2,419,423
Camping World Holdings, Inc., Class A	309,159	1,997,167
Citi Trends, Inc.(a)	1,368	93,113
CONN’S, Inc. ESCROW(a)(b)(c)	224,237	2
Five Below, Inc.(a)	10,685	2,637,485
Group 1 Automotive, Inc.	63,025	16,987,759
Haverty Furniture Cos., Inc.	130,986	3,571,988
Lithia Motors, Inc., Class A	21,831	8,018,963
Lulu’s Fashion Lounge Holdings, Inc.(a)	11	146
Monro, Inc.	147,595	1,839,034
Murphy U.S.A., Inc.	6,383	3,289,734
RealReal, Inc. (The)(a)	546,990	5,601,178
Revolve Group, Inc., Class A(a)	395,447	8,786,832
RH(a)	19,241	2,869,795
Signet Jewelers Ltd.	144,882	11,920,891
Security	Shares	Value
Specialty Retail (continued)
Sonic Automotive, Inc., Class A	110,775	$ 8,712,454
Stitch Fix, Inc., Class A(a)	970,941	3,077,883
ThredUp, Inc., Class A(a)	763,963	2,055,060
Upbound Group, Inc.	366,853	6,713,410
Urban Outfitters, Inc.(a)	113,315	9,143,387
Victoria’s Secret & Co.(a)	93,115	7,952,952
Wayfair, Inc., Class A(a)	20,212	2,006,445
Winmark Corp.	9,190	3,057,697
Zumiez, Inc.(a)	238,490	4,268,971
		152,419,399
Textiles, Apparel & Luxury Goods — 0.2%
Figs, Inc., Class A(a)	11,128	170,704
G-III Apparel Group Ltd.	304,063	9,909,413
Steven Madden Ltd.	45,625	1,970,087
		12,050,204
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	66,468	21,534,303
BlueLinx Holdings, Inc.(a)	92,904	7,397,946
Boise Cascade Co.	181,221	14,137,050
DNOW, Inc.(a)	416,715	6,679,941
GATX Corp.	43,164	7,550,678
Global Industrial Co.	63,714	2,491,217
Herc Holdings, Inc.	69,199	10,541,776
McGrath RentCorp	41,052	4,615,887
MSC Industrial Direct Co., Inc., Class A	24,222	2,879,511
NPK International, Inc.(a)(b)	27,684	367,644
Rush Enterprises, Inc., Class A	200,984	15,441,601
Xometry, Inc., Class A(a)(b)	125,349	11,618,599
		105,256,153
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	328,150	11,052,092
Total Common Stocks — 99.0% (Cost: $4,488,165,564)		5,448,886,105
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	102,638	66,715
Albireo Pharma Inc., CVR(a)(b)(c)	28,456	—
Blueprint Medicines Corp., CVR(a)(c)	92,408	91,484
Chinook Therapeutics, Inc., CVR(a)(c)	35,990	6,118
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	11,799
Poseida Therapeutics, Inc., CVR(a)(c)	104,999	153,299
		329,415
Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(c)	72,036	49,705
Pharmaceuticals — 0.0%
Esperion Therapeutics, Inc., CVR(a)	1,195,608	23,912
Total Rights — 0.0% (Cost: $—)		408,547
Total Long-Term Investments — 99.0% (Cost: $4,488,165,564)		5,449,294,652

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	106,370,156	$ 106,402,067
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(d)(e)	53,587,569	53,587,569
Total Short-Term Securities — 2.9% (Cost: $159,982,869)		159,989,636
Total Investments — 101.9% (Cost: $4,648,148,433)		5,609,284,288
Liabilities in Excess of Other Assets — (1.9)%		(103,600,811)
Net Assets — 100.0%		$ 5,505,683,477

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 183,538,995	$ —	$ (77,136,453)(a)	$ (2,092)	$ 1,617	$ 106,402,067	106,370,156	$ 133,417 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	54,604,684	—	(1,017,115)(a)	—	—	53,587,569	53,587,569	554,736	—
				$ (2,092)	$ 1,617	$ 159,989,636		$ 688,153	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	400	09/18/26	$ 59,174	$ (489,059)

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 5,448,886,103	$ —	$ 2	$ 5,448,886,105
Rights	—	29,427	379,120	408,547
Short-Term Securities
Money Market Funds	159,989,636	—	—	159,989,636
	$ 5,608,875,739	$ 29,427	$ 379,122	$ 5,609,284,288
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (489,059)	$ —	$ —	$ (489,059)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust